CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net (Loss) Income	$ (745,660)	$ 749,561	$ (12,993)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	62,602	10,342	867
Deferred income tax	0	4,060	(4,331)
Changes in operating assets and liabilities:
Accounts receivable	71,012	(72,214)	0
Inventories	64,569	(125,299)	0
Income taxes payable	(153,213)	212,143	0
Prepayments and other current assets	25,668	(63,252)	0
Accounts payable	(51,701)	111,018	0
Other payables and accrued expenses	(401,390)	451,934	1,427
Amount due from related parties	57,743	(55,328)	(3,618)
Amount due to related parties	195,148	19,572	0
Net cash (used in) provided by operating activities	(875,222)	1,242,537	(18,648)
Cash flows from investing activities:
Purchase of property and equipment	(215,485)	(190,557)	(32,360)
Collection from a related party	740,255	0	0
Collection from (loans to) third parties	871,142	(998,587)	0
Deposit for acquisition	(740,255)	0	0
Net cash provided by (used in) investing activities	655,657	(1,189,144)	(32,360)
Cash flows from financing activities:
Repayment to a related party	0	(22,583)	0
Loans from third parties	18,183	0	0
Loans from related parties	148,045	0	80,303
Net cash provided by (used in) financing activities	166,228	(22,583)	80,303
Effect of exchange rate changes on cash and cash equivalents	1,655	(3,103)	(1,204)
Net (decrease) increase in cash and cash equivalents	(51,682)	27,707	28,091
Cash and cash equivalents at beginning of year	55,798	28,091	0
Cash and cash equivalents at end of year	4,116	55,798	28,091
Supplemental disclosure of cash flow information
Interest paid	0	0	0
Income taxes paid	$ 153,213	$ 50,359	$ 0